ACCOUNTS RECEIVABLE - Tabular disclosure (Details) - CAD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
ACCOUNTS RECEIVABLE
Trade	$ 496.6	$ 461.0
Other	103.8	97.2
Total	$ 600.4	$ 558.2